INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2020
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)
Fair value, beginning of period	$96,686
Additions	2,912
Dispositions[1]	(535)
Fair value changes	(679)
Foreign currency translation and other	(1,497)
Fair value, end of period[2]	$96,887

1.	Includes amounts reclassified to held for sale.

2.	Includes $3.0 billion of ROU investment property balances (December 31, 2019 – $2.6 billion).
Investment properties include the company’s office, retail, multifamily, logistics and other properties as well as highest and best-use land within the company’s sustainable resources operations. Additions of $2.9 billion primarily relates to the purchases of investment properties and enhancement of existing assets during the period.
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2020 (MILLIONS)
Core office
United States	$15,275
Canada	4,676
Australia	2,370
Europe	2,852
Brazil	269
Core retail	21,253
LP investments and other
LP investments office	8,367
LP investments retail	2,832
Logistics	136
Multifamily	2,776
Triple net lease	4,426
Self-storage	1,020
Student housing	2,564
Manufactured housing	2,517
Mixed-use	2,748
Directly held real estate properties	21,509
Other investment properties	1,297
$96,887

Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The company’s investment properties are diversified by asset type, asset class, geography and market. Therefore, there may be mitigating factors in addition to those noted above such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2020	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.7%	12
Canada	5.9%	5.2%	10
Australia	6.5%	5.8%	10
Europe	5.1%	4.0%	10
Brazil	7.9%	7.4%	10
Core retail	6.9%	5.4%	10
LP investments and other
LP investments office	9.7%	7.3%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.3%	5.2%	10
Logistics[1]	5.8%	n/a	n/a
Multifamily[1]	5.0%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a
Directly held real estate properties[2]	5.4% – 9.0%	6.2%	13
Other investment properties[1]	8.9%	n/a	n/a

1.
Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

2.
We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.